PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
	Jan. 21, 2022	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Changes in equity [abstract]
Beginning balance		$ 29,775		$ 32,623		$ 29,853		$ 34,016		$ 34,016
Unit issuance		3	[1]	3	[2]	5	[3]	6	[4]
Repurchased and cancelled		(29)	[1]			(29)	[3]
Ending balance		29,649		30,109		29,649		30,109		29,853
Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Beginning balance		1,876		2,122		1,926		2,190		2,190
Ending balance		$ 1,830		$ 2,011		$ 1,830		$ 2,011		$ 1,926
Limited partners’ capital
Changes in equity [abstract]
Repurchased and cancelled (in shares)						(1,000,000)		0
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Exchangeable share
Changes in equity [abstract]
Opening balance (in shares)						119,039,120
Ending balance (in shares)		119,051,449				119,051,449				119,039,120
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Class exchangeable shares
Changes in equity [abstract]
Opening balance (in shares)						13,012,789
Ending balance (in shares)		13,012,789				13,012,789				13,012,789
Limited partners’ capital | Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Beginning balance						$ 2,628		$ 2,628		$ 2,628
Opening balance (in shares)						190,299,956		190,299,956		190,299,956
Ending balance		$ 2,628				$ 2,628				$ 2,628
Ending balance (in shares)		190,299,956				190,299,956				190,299,956
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares
Changes in equity [abstract]
Beginning balance						$ 2,514		$ 2,512		$ 2,512
Opening balance (in shares)						132,051,909		131,872,066		131,872,066
Conversions (less than in 2025)						$ 0		$ 1		$ 2
Conversions (in shares)						12,329		100,000		179,843
Ending balance		$ 2,514				$ 2,514				$ 2,514
Ending balance (in shares)		132,064,238				132,064,238				132,051,909
Limited partners’ capital | General partner
Changes in equity [abstract]
Beginning balance						$ 19		$ 19		$ 19
Opening balance (in shares)						2,400,631		2,400,631		2,400,631
Ending balance		$ 19				$ 19				$ 19
Ending balance (in shares)		2,400,631				2,400,631				2,400,631
Limited partners’ capital | Limited Partners
Changes in equity [abstract]
Beginning balance						$ 6,210		$ 6,196		$ 6,196
Opening balance (in shares)						461,855,350		461,343,972		461,343,972
Unit issuance						$ 5				$ 11
Issued for cash (in shares)						164,617				343,347
Conversions						$ 2				$ 3
Conversions (in shares)						105,452				168,031
Repurchased and cancelled						$ (14)				$ 0
Repurchased and cancelled (in shares)						(1,043,911)				0
Ending balance		$ 6,203				$ 6,203				$ 6,210
Ending balance (in shares)		461,081,508				461,081,508				461,855,350
Limited partners’ capital | Non-controlling interest - exchange LP units, equity
Changes in equity [abstract]
Beginning balance						$ 388		$ 393		$ 393
Opening balance (in shares)						5,738,152		6,086,026		6,086,026
Conversions (less than in 2025)						$ (2)		$ 2		$ (5)
Conversions (in shares)						(117,781)				(347,874)
Ending balance		$ 386				$ 386				$ 388
Ending balance (in shares)		5,620,371				5,620,371				5,738,152
Perpetual subordinated notes
Changes in equity [abstract]
Opening balance (in shares)						293,000,000		293,000,000		293,000,000
Issued for cash (in shares)	12,000,000
Ending balance (in shares)		293,000,000				293,000,000				293,000,000
Preferred unitholders capital
Changes in equity [abstract]
Beginning balance						$ 918		$ 918		$ 918
Opening balance (in shares)						43,901,312		43,901,312		43,901,312
Repurchased and cancelled						$ (96)				$ 0
Repurchased and cancelled (in shares)						(4,989,265)				0
Ending balance		$ 822				$ 822				$ 918
Ending balance (in shares)		38,912,047				38,912,047				43,901,312

[1]	Refer to Note 16, Partnership Capital.
[2]	Refer to Note 16, Partnership Capital.
[3]	Refer to Note 16, Partnership Capital.
[4]	Refer to Note 16, Partnership Capital.